Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 13, 2014
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	May 13, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2014
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Dynamic Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Dynamic Total Return Fund (the “Fund”) seeks a combination of total return and prudent management of downside volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective primarily by strategically allocating its assets among a fixed income strategy and an equity strategy. Through this combination of investment, the Fund expects to gain exposure to dividend oriented equities, corporate bonds (long/short), and options.  Options are primarily used to generate income by selling a call on an asset the Fund owns, also known as a “buy-write” strategy. The Fund may sell options on an asset, a market sector or an index.

Dynamic Advisors, LLC (“Dynamic Advisors” or the “Adviser”), the Fund’s investment adviser, is responsible for determining the allocation among the two different portions (or “sleeves”) of the Fund, each of which is managed by either Dynamic Advisors or One Oak Capital Management, LLC (“One Oak Capital”), the Fund’s sub-adviser. One Oak manages the corporate bond (long/short) portion of the Fund and Dynamic Advisors manages the equity/options strategy.

When allocating investments across the two sleeves, Dynamic Advisors tactically allocates Fund assets among the fixed income and equity/option strategy in search of opportunities during both improving and deteriorating markets. This flexibility allows Dynamic Advisors to seek returns that have low correlation to stocks and bonds and to position for differing market conditions.

Fixed Income Strategy (“Bond Sleeve”). The principal investment technique of the Bond Sleeve is to invest in corporate bonds through a pairing of long and short corporate bond positions. The driving force behind this strategy is to mitigate interest rate risk and create a return source that is independent of the direction of bond prices. The returns are derived from the direction of the paired bonds relative to one another. The fixed income securities in which the Fund invests will primarily include corporate bonds. The Fund may also invest in other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments. The Fund may invest in fixed income securities of any maturity or quality, including securities rated below investment grade.

The Fund uses a “long/short” investment strategy based on the philosophy that pricing anomalies exist in the credit markets that may be taken advantage of through a disciplined, relative value approach to portfolio management. The Fund will engage in a variety of arbitrage trading strategies to seek to take advantage of relative value opportunities between two or more securities. The strategy places special emphasis on the price pressure effects as a function of segmentation in the bond and attempts to capitalize on pricing inefficiencies between two securities of the same company.  For example, buying a debt instrument that is believed to be undervalued while shorting a debt instrument of the same issuer that is believed to be overvalued. In general, issues with lower volume trade at a discount to their counterparts transacting at higher volumes, which presents an opportunity to benefit from the spread between smaller issuance and larger block corporate bond trades. The distortion in the pricing translates into an opportunity to profit from the larger spread and disparity in price movements. The Fund also may attempt to profit from pricing inefficiencies between the securities of two different, but similar companies by buying the security of one company and shorting the security of the other, such as companies within the same sector. Additionally, the Fund may hedge an individual fixed income position through the use of U.S. Treasury securities. At all times, the strategy attempts to reduce the performance impact of rising or falling interest rates. The Fund may engage in long or short sales of corporate bonds or bond indices.

The Fund may use derivatives as a substitute for making direct investments to reduce certain exposures or to “hedge” against market volatility and other risks. The Fund may also invest in other investment companies (such as exchange-traded funds) whose assets are comprised primarily of fixed income securities or that seek to track the composition and/or performance of specific fixed income indices. To seek greater investment exposure to the Fund’s strategies, the Fund has the ability to leverage its portfolio by borrowing money in an amount of up to one-third of its assets.

Equity/Options Strategy (“Equity/Options Sleeve”). The Fund seeks to invest in high-quality, large-capitalization companies. Equity securities in which the Fund may invest include common stocks and equity-equivalent securities or instruments whose values are based on common stocks, such as options (stock or stock index), futures contracts (stock or stock index) and index swaps. The Fund selects equity securities through a fundamental research process. The Fund takes a discretionary approach that provides for quality comparisons of companies across industries, sectors and geography. The Fund’s equity positions are then managed using defined entry and exit points.

To generate additional income, the Fund may sell (write) covered call options on individual securities. The option is “covered” because the Fund owns the stock at the time it sells the option. When the Fund sells a covered call option, the purchaser has the right to buy that stock at a predetermined price (the “exercise price”) any time up to a certain date in the future (the “expiration date”). As the writer of the call option, the Fund receives cash (the “premium”) from the purchaser. If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price.

The Fund may also sell put options on individual securities to generate income and to establish a buy price for a security that meets the Fund’s fundamental criteria. When the Fund sells a put, the purchaser has a right to sell the stock at a predetermined price (the “exercise price”) any time up to the certain date in the future (the “expiration date”). As the writer of the put option, the Fund receives cash (the “premium”) from the purchaser. If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund must buy the stock at the exercise price.

The Fund may open (“buy”) put options on stock indices or individual securities to hedge the portfolio against downward price movements. The Fund may open (“buy”) calls on stock indices or individual securities.

The selling of options may reduce the Fund’s volatility because the premiums received from selling options will reduce any losses on the underlying securities by the amount of the premiums. A put option gives the buyer the right to sell (or “put”) a security at a fixed price within a given time frame in exchange for a premium paid by the buyer. If the market price drops below the strike price, the buyer may sell the security for the strike price, thereby limiting the buyer’s potential loss until the option expires.

The Fund buys stocks and writes call options using the noted strategies. The Fund sells stocks when a price target is reached, fundamentals have deteriorated or to adjust the asset allocation and risk profile. The Fund covers (buys back) call options to adjust its risk profile.

The Fund actively trades options and other portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

•

Asset-Backed Securities Risk. The risks of investing in asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

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Borrowing Risk. Borrowing for investment purposes creates leverage, which may increase the volatility of the Fund. Additionally, money borrowed will be subject to certain costs, such as commitment fees and the cost of maintaining minimum average balances, as well as interest. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund.

•

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

•

Derivatives Risk. The derivative instruments in which the Fund may invest, either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

•

Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•

Fixed Income Securities Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•

Hedging Transactions Risk. The Fund from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Fund’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Fund’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

•

High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of transactional and brokerage costs, and cause higher levels of current tax liability to shareholders in the Fund.

•

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

•

Leveraging Risk. The use of leverage, such as borrowing for investment purposes, may magnify the Fund’s gains or losses.

•

Limited History of Operations Risk. The Fund has a limited history of operation. In addition, the Fund has not previously managed a mutual fund.

•

Management Risk. The risk that investment strategies employed by the Fund in selecting investments may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•

Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Options Risk. Because the Fund employs options as a component of the Fund’s investment strategy, the Fund is subject to the risk that option prices change in ways not expected by the Fund. The effect of volatility is the most subjective and impacted by supply and demand factors. Volatility can have a significant impact on the time value portion of an option’s premium. Volatility is a measure of risk (uncertainty), or variability of price of an option’s underlying equity security. Higher volatility estimates reflect greater expected fluctuations (in either direction) in underlying price levels. Because the Fund both buys and sells options, there is a risk that changes in volatility assumptions are not consistent or correlated for options of various terms to expiration.

•

Short Selling Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting www.dynamic-advisors.com or by calling 1-866-551-7172.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-551-7172
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dynamic-advisors.com
Dynamic Total Return Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DYNAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	766
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,258
Dynamic Total Return Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DYNIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 663

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's Adviser has contractually agreed to waive a portion of its advisory fee in the amount of 0.25% of the Fund's average daily net assets until at least May 31, 2015. The Adviser has also contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least May 31, 2015 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.00% and 1.89% of average daily net assets attributable to Class A and Class I shares, respectively. The agreements may be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.